Fair Value Measurements (Details)				3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 11, 2024 shares	Mar. 22, 2024 shares	Jan. 17, 2024 shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	May 14, 2025 shares
Fair Value Measurements [Line Items]
Additional shares (in Shares) | shares	190,860	160,770	116,770					190,860		190,860
Proceeds from liability								$ 3,777		$ 259,254
Total liabilities				$ 889,739				889,739		6,663,316
Net liability				3,777				3,777		6,404,100
Fair value of gain				(133,400)	$ 1,413,700			5,518,100	$ 17,487,850	14,485,850
Fair value of warrants issuance				2,237,050	(7,232,835)	$ 8,182,500	$ (16,784,200)	(9,964,250)	(24,017,035)	(18,011,100)
Fair value of warrants				2,715,900				2,715,900
Gain (loss) from the issuance of warrants					5,383,585				6,093,635		7,783,700
Loss from issuance of warrants					9,654,799	$ 20,590,717	$ 20,590,717		30,245,516	30,281,475
Issuance common shares (in Shares) | shares				562,137				562,137				2,461,538
Series A Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of gain					5,383,585			$ 71,850
Fair value of warrants issuance								$ 12,656,550		12,656,550
Fair value of warrants										$ 4,955,300
Warrants exercise shares (in Shares) | shares				447,145				447,145
Issuance common shares (in Shares) | shares										167,976
Warrants remained outstanding (in Shares) | shares				652,857				652,857
Series B Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of gain								$ 2,239,400	6,093,635
Fair value of warrants issuance								82,450		$ 82,450
Fair value of warrants				$ 0				$ 0		$ 0
Warrants exercise shares (in Shares) | shares				114,992				114,992
Warrants remained outstanding (in Shares) | shares
Series A and B Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of gain										$ 7,783,700
Loss from issuance of warrants											$ 17,820,998
Series C Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of gain					435,550			$ 8,684,300
Fair value of warrants issuance								8,114,650		8,114,650
Fair value of warrants										13,703,250
Gain (loss) from the issuance of warrants										4,258,450
Series D Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of gain								3,022,200	435,550	4,258,450
Fair value of warrants issuance								1,540,150		1,540,150
Fair value of warrants										210,000
Gain (loss) from the issuance of warrants										9,654,799
Warrants – Series C and D [Member]
Fair Value Measurements [Line Items]
Fair value of warrants issuance					435,550			8,684,300	$ 435,550
Warrant [Member]
Fair Value Measurements [Line Items]
Fair value of gain				$ (2,175,500)				$ 2,206,750
Fair value of warrants issuance										$ 18,011,100
Issuance common shares (in Shares) | shares												810,389
Awards with Market-Based Conditions [Member]
Fair Value Measurements [Line Items]
Stock price (in Dollars per share) | $ / shares				$ 226.5				$ 226.5		$ 226.5
Risk free rate								3.90%		3.90%
Volatility rate								72.50%		72.50%
Dividends yield rate								0.00%		0.00%
Duration of years								6 years		6 years
Monte Carlo [Member]
Fair Value Measurements [Line Items]
Additional shares (in Shares) | shares								191,007		191,007
Net liability				$ 886,000				$ 886,000
Monte Carlo [Member] | Series A Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants issuance										$ 12,656,550
Monte Carlo [Member] | Series C Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants issuance								8,114,650		8,114,650
Monte Carlo [Member] | Series D Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants issuance								3,022,200		1,540,150
Monte Carlo [Member] | Warrant [Member]
Fair Value Measurements [Line Items]
Fair value of warrants issuance				(2,175,500)				2,206,750		$ 82,450
Forward Purchase Agreement [Member]
Fair Value Measurements [Line Items]
Net liability				886,000				886,000
Fair value of gain					$ 1,413,700
Common Stock [Member] | Series A Warrants [Member]
Fair Value Measurements [Line Items]
Warrants exercise shares (in Shares) | shares											274,857
Common Stock [Member] | Series B Warrants [Member]
Fair Value Measurements [Line Items]
Warrants exercise shares (in Shares) | shares											114,991
Earnout Shares [Member]
Fair Value Measurements [Line Items]
Stock price (in Dollars per share) | $ / shares										$ 226.5
Risk free rate										3.98%
Volatility rate										85.00%
Dividends yield rate										0.00%
Duration of years										4 years
Series A and B Warrants [Member]
Fair Value Measurements [Line Items]
Gain (loss) from the issuance of warrants				$ 71,850				$ 2,239,400
Stock Price [Member]
Fair Value Measurements [Line Items]
Earnout measurement input				226.5				226.5
Risk Free Rate [Member]
Fair Value Measurements [Line Items]
Earnout measurement input				3.98				3.98
Volatility [Member]
Fair Value Measurements [Line Items]
Earnout measurement input				85				85
Dividends Yield [Member]
Fair Value Measurements [Line Items]
Earnout measurement input				0				0
Duration [Member]
Fair Value Measurements [Line Items]
Earnout measurement input				4				4